Eaton Vance

Short Duration Municipal Opportunities Fund

June 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 0.8%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.4%
Harnett Health System, Inc., 4.25%, 4/1/32	$2,515	$2,452,125
St. Joseph’s Hospital & Medical Center, 3.926%, 7/1/22	1,250	1,284,490

		$3,736,615

Other — 0.4%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$4,574,883

		$4,574,883

Total Corporate Bonds — 0.8% (identified cost $7,218,606)		$8,311,498

Tax-Exempt Mortgage-Backed Securities — 0.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp., Multifamily Variable Rate Certificates, (AMT), 2.304%, 5/15/27	$2,090	$2,163,986
FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 0.595%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	469	471,971

Total Tax-Exempt Mortgage-Backed Securities — 0.3% (identified cost $2,558,928)		$2,635,957

Tax-Exempt Municipal Obligations — 91.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.9%
Delaware Valley Regional Finance Authority, PA, 0.822%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(2)	$9,000	$8,996,940

		$8,996,940

Education — 5.4%
Arizona Industrial Development Authority, (Academies of Math & Science), 4.00%, 7/1/29(1)	$380	$423,130
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	625	692,612
Build NYC Resource Corp., NY, (New World Preparatory Charter School):
4.00%, 6/15/31(1)	110	123,587
4.00%, 6/15/41(1)	145	160,154

Security	Principal Amount (000’s omitted)	Value
California Municipal Finance Authority, (California Lutheran University):
5.00%, 10/1/21	$250	$252,838
5.00%, 10/1/22	250	264,260
5.00%, 10/1/23	225	247,203
5.00%, 10/1/24	275	312,637
California School Finance Authority, (Green Dot Public Schools):
5.00%, 8/1/21(1)	100	100,266
5.00%, 8/1/22(1)	165	171,123
5.00%, 8/1/23(1)	175	189,917
5.00%, 8/1/24(1)	160	179,429
5.00%, 8/1/25(1)	300	346,623
California School Finance Authority, (KIPP SoCal Public Schools):
5.00%, 7/1/22(1)	100	103,858
5.00%, 7/1/23(1)	100	108,724
5.00%, 7/1/24(1)	135	152,025
5.00%, 7/1/25(1)	200	232,160
5.00%, 7/1/26(1)	105	125,312
5.00%, 7/1/27(1)	110	134,725
5.00%, 7/1/28(1)	160	199,803
5.00%, 7/1/29(1)	165	209,956
Connecticut Health and Educational Facilities Authority, (Yale University), 0.25% to 2/9/24 (Put Date), 7/1/49	2,660	2,653,164
District of Columbia, (District of Columbia International School):
5.00%, 7/1/21	200	200,000
5.00%, 7/1/25	500	565,245
5.00%, 7/1/29	885	1,073,859
District of Columbia, (KIPP DC):
5.00%, 7/1/22	200	207,066
5.00%, 7/1/25	270	312,036
5.00%, 7/1/26	250	296,353
5.00%, 7/1/27	250	302,960
5.00%, 7/1/28	240	296,628
5.00%, 7/1/29	235	295,990
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/29(1)	465	544,180
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design):
5.00%, 3/1/26	275	322,647
5.00%, 3/1/27	210	252,462
5.00%, 3/1/28	230	282,279
5.00%, 3/1/29	225	281,255
5.00%, 3/1/31	865	1,068,292
Kansas Development Finance Authority, (University of Kansas):
5.00%, 5/1/22	2,620	2,726,346
5.00%, 5/1/23	2,755	2,997,963
Kentucky Bond Development Corp., (Centre College):
4.00%, 6/1/29	320	386,406
4.00%, 6/1/30	165	201,501
4.00%, 6/1/31	515	637,539
4.00%, 6/1/34	675	820,530
4.00%, 6/1/38	400	481,316
Kentucky Bond Development Corp., (Transylvania University):
5.00%, 3/1/26	300	352,125
5.00%, 3/1/27	80	96,225

Security	Principal Amount (000’s omitted)	Value
5.00%, 3/1/28	$95	$116,729
5.00%, 3/1/29	150	187,749
Massachusetts Development Finance Agency, (Suffolk University):
5.00%, 7/1/23	425	464,036
5.00%, 7/1/24	350	397,044
Massachusetts Development Finance Agency, (Wentworth Institute of Technology):
5.00%, 10/1/21	355	359,065
5.00%, 10/1/22	600	634,536
Michigan Finance Authority, (Cesar Chavez Academy):
3.25%, 2/1/24	295	303,850
4.00%, 2/1/29	700	766,549
Missouri Health and Educational Facilities Authority, (St. Louis College of Pharmacy), 5.00%, 5/1/40	1,410	1,499,197
Montana State University, 0.48%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(2)	1,675	1,680,410
Montgomery County Higher Education and Health Authority, PA, (Gwynedd Mercy University):
1.125% to 5/1/23 (Put Date), 5/1/36	1,245	1,244,377
4.00% to 5/1/22 (Put Date), 5/1/36	1,080	1,093,295
4.00% to 5/1/23 (Put Date), 5/1/36	1,170	1,229,342
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 3/1/28	5,000	6,403,550
New York Dormitory Authority, (Yeshiva University), 4.00%, 9/1/23	1,235	1,237,124
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/25	1,000	1,123,470
Philadelphia Industrial Development Authority, PA, (La Salle University):
5.00%, 5/1/23	1,840	1,947,566
5.00%, 5/1/24	1,715	1,862,267
5.00%, 5/1/25	905	1,003,898
Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(1)	295	320,456
Public Finance Authority, WI, (Roseman University of Health Sciences):
3.00%, 4/1/25(1)	535	556,518
5.00%, 4/1/30(1)	1,550	1,898,347
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute):
5.00%, 9/1/27	1,000	1,238,880
5.00%, 9/1/28	1,000	1,264,630
University of Pittsburgh, PA, 0.39%, (SIFMA + 0.36%), 2/15/24(2)	2,000	2,009,920
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	400	448,228
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC — Charter School of Educational Excellence), 4.00%, 10/15/29	330	369,633

		$54,045,375

Electric Utilities — 2.5%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$4,000	$4,343,120
Delaware Municipal Electric Corp., (Beasley Power Station):
5.00%, 7/1/22	305	319,798
5.00%, 7/1/23	200	219,086
5.00%, 7/1/24	200	227,718
5.00%, 7/1/25	325	383,009
5.00%, 7/1/26	350	424,368
5.00%, 7/1/27	550	684,090
5.00%, 7/1/28	225	286,324

Security	Principal Amount (000’s omitted)	Value
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.):
3.20%, 7/1/39	$2,170	$2,368,707
(AMT), 3.25%, 1/1/25	3,250	3,506,880
Long Island Power Authority, NY, Electric System Revenue:
1.00%, 9/1/25	2,700	2,732,238
Series 2015C, 0.814%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(2)	4,000	4,013,760
Louisville/Jefferson County Metro Government, KY, (Louisville Gas and Electric Co.), 1.75% to 7/1/26 (Put Date), 2/1/35	4,000	4,096,720
Vermont Public Power Supply Authority, (Swanton Peaking Facility):
5.00%, 7/1/22	385	402,687
5.00%, 7/1/23	600	654,480
5.00%, 7/1/24	500	565,765

		$25,228,750

Escrowed/Prerefunded — 0.3%
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), Escrowed to Maturity, 5.00%, 7/1/23	$655	$716,531
Pennsylvania Higher Educational Facilities Authority, (Messiah College), Prerefunded to 11/1/21, 2.20%, 11/1/31	670	674,422
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 4.125%, 8/1/47	1,100	1,156,562

		$2,547,515

General Obligations — 12.0%
American Samoa Economic Development Authority, 6.00%, 9/1/23(1)	$1,050	$1,111,226
Berwyn, IL, 5.00%, 12/1/23	1,090	1,186,062
Champaign County Community Unit School District No. 4, IL:
0.00%, 1/1/26	400	382,752
0.00%, 1/1/27	380	356,839
0.00%, 1/1/28	565	518,913
Chandler Unified School District No. 80, AZ, 5.00%, 7/1/24	3,500	3,996,335
Chicago Board of Education, IL:
0.00%, 12/1/25	500	472,555
4.00%, 12/1/22	700	734,909
5.00%, 12/1/22	1,200	1,276,740
5.00%, 12/1/23	2,000	2,212,240
5.00%, 12/1/24	2,000	2,292,300
Chicago, IL:
0.00%, 1/1/24	225	215,962
0.00%, 1/1/26	160	146,286
5.00%, 1/1/30	7,320	9,496,895
5.625%, 1/1/29	1,000	1,249,210
Connecticut:
0.93%, (SIFMA + 0.90%), 3/1/23(2)	3,500	3,528,805
5.00%, 4/15/23	3,200	3,477,280
Delaware:
5.00%, 2/1/25	2,500	2,915,550
5.00%, 2/1/26	2,500	3,016,125
5.00%, 2/1/27	2,500	3,109,500
Detroit, MI:
5.00%, 4/1/22	135	139,050
5.00%, 4/1/23	140	149,701
5.00%, 4/1/24	150	165,902

Security	Principal Amount (000’s omitted)	Value
5.00%, 4/1/25	$150	$170,609
5.00%, 4/1/26	330	385,183
5.00%, 4/1/27	695	829,879
5.00%, 4/1/28	730	887,950
5.00%, 4/1/29	515	633,677
Elmira, NY, 5.00%, 5/15/26	115	115,761
Harford County, MD, 5.00%, 9/15/23	1,000	1,106,390
Illinois:
3.25%, 11/1/26	1,440	1,608,552
5.00%, 2/1/22	370	380,297
5.00%, 6/1/22	495	516,562
5.00%, 10/1/23	285	313,833
5.00%, 2/1/24	500	557,215
5.00%, 6/1/24	4,850	5,469,975
5.00%, 8/1/24	2,085	2,192,252
5.00%, 11/1/24	1,650	1,887,254
5.00%, 8/1/25	1,000	1,050,770
5.00%, 11/1/25	5,000	5,891,400
Series of October 2000, 0.00%, 8/1/21	140	139,868
Series of October 2002, 0.00%, 8/1/21	60	59,944
Johnson County, KS, 2.00%, 9/1/31	4,560	4,894,567
Minneapolis-St. Paul Metropolitan Council, MN, 5.00%, 12/1/24	10,000	11,592,500
New Haven, CT, 5.00%, 8/1/21	1,000	1,003,400
New Jersey, 2.00%, 6/1/29	5,000	5,243,550
New York, NY, 5.00% to 2/1/24 (Put Date), 8/1/38	5,000	5,464,350
Stamford, CT, 4.00%, 8/15/25	4,970	5,700,341
Township High School District No. 203, IL:
5.00%, 12/15/27	1,885	2,382,093
5.00%, 12/15/28	1,980	2,561,308
Union City, NJ, 5.00%, 11/1/23	1,000	1,101,380
Vermont, 5.00%, 8/15/27	4,325	5,452,008
Washington, 5.00%, 6/1/27	1,500	1,878,405
West Hartford, CT:
5.00%, 7/1/21	2,195	2,195,000
5.00%, 7/1/22	710	744,669
5.00%, 7/1/23	500	548,245
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/27	2,355	2,498,726

		$119,609,050

Hospital — 16.6%
Berks County Industrial Development Authority, PA, (Tower Health), 4.00%, 11/1/39	$200	$201,802
Berks County Municipal Authority, PA, (Tower Health):
5.00% to 2/1/25 (Put Date), 2/1/40	1,000	1,061,130
5.00% to 2/1/27 (Put Date), 2/1/40	10,000	10,738,800
Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital):
4.00%, 12/1/21	775	780,503
4.00%, 12/1/22	810	828,962
4.00%, 12/1/23	1,135	1,177,313
4.00%, 12/1/24	1,145	1,200,578
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	450	493,524

Security	Principal Amount (000’s omitted)	Value
California Public Finance Authority, (Henry Mayo Newhall Hospital):
5.00%, 10/15/22	$150	$158,280
5.00%, 10/15/23	175	192,043
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.50%, 12/1/58(1)	2,000	2,380,520
California Statewide Communities Development Authority, (Methodist Hospital of Southern California):
5.00%, 1/1/22	500	511,260
5.00%, 1/1/23	500	533,525
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 0.63%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(2)	3,000	3,014,550
Colorado Health Facilities Authority, (CommonSpirit Health):
5.00% to 8/1/25 (Put Date), 8/1/49	3,000	3,486,090
5.00% to 8/1/26 (Put Date), 8/1/49	1,700	2,038,776
Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	1,840	1,899,616
Connecticut Health and Educational Facilities Authority, (Griffin Hospital):
5.00%, 7/1/27(1)	725	852,499
5.00%, 7/1/30(1)	285	344,026
5.00%, 7/1/33(1)	1,170	1,399,495
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 0.02%, 7/1/53(3)	20,000	20,000,000
Conway, AR, (Conway Regional Medical Center):
5.00%, 8/1/21	250	250,900
5.00%, 8/1/22	515	539,864
5.00%, 8/1/25	385	449,530
5.00%, 8/1/26	445	534,200
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	740	818,899
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/23	1,000	1,068,540
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group):
5.00%, 8/15/31	3,000	3,874,590
5.00%, 8/15/32	3,015	3,883,561
5.00%, 8/15/33	2,950	3,788,655
5.00%, 8/15/34	1,150	1,473,138
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 0.45%, (SIFMA + 0.42%), 12/1/22 (Put Date), 12/1/49(2)	3,000	2,992,410
Idaho Health Facilities Authority, (Madison Memorial Hospital), 5.00%, 9/1/21	1,630	1,639,796
Illinois Finance Authority, (Edward-Elmhurst Healthcare), 0.78%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(2)	5,000	5,003,700
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,078,510
Illinois Finance Authority, (Southern Illinois Healthcare Enterprises, Inc.), 5.00%, 3/1/23	250	269,765
Indiana Finance Authority, (Parkview Health), 0.58%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(2)	7,755	7,785,942
Lexington County Health Services District, Inc., SC, (Lexington Medical Center):
5.00%, 11/1/21	50	50,791
5.00%, 11/1/23	500	554,510
5.00%, 11/1/25	80	95,162

Security	Principal Amount (000’s omitted)	Value
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center):
5.00%, 7/1/21	$2,620	$2,620,000
5.00%, 7/1/22	1,855	1,943,465
5.00%, 7/1/23	1,945	2,127,344
Maricopa County Industrial Development Authority, AZ, (Banner Health), 0.60%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(2)	6,620	6,594,976
Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/23	555	564,219
Massachusetts Development Finance Agency, (Milford Regional Medical Center):
5.00%, 7/15/21	185	185,250
5.00%, 7/15/25(1)	120	136,186
5.00%, 7/15/26(1)	150	173,997
5.00%, 7/15/27(1)	170	200,879
5.00%, 7/15/28(1)	175	209,965
5.00%, 7/15/29(1)	320	388,742
5.00%, 7/15/30(1)	350	429,657
5.00%, 7/15/31(1)	325	397,267
5.00%, 7/15/32(1)	420	511,993
Massachusetts Development Finance Agency, (Wellforce):
5.00%, 7/1/22	450	470,628
5.00%, 7/1/23	725	789,467
5.00%, 7/1/24	650	734,455
Michigan Finance Authority, (Trinity Health Credit Group), 0.51%, (SIFMA + 0.48%), 2/1/22 (Put Date), 3/1/51(2)	5,000	5,001,050
Montana Facility Finance Authority, (Billings Clinic Obligated Group), 0.58%, (SIFMA + 0.55%), 8/15/23 (Put Date), 8/15/37(2)	2,735	2,739,048
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System):
5.00%, 10/1/25	1,050	1,165,532
5.00%, 10/1/26	1,010	1,117,252
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 5.00%, 9/1/23	1,000	1,096,600
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group):
5.00%, 7/1/24	540	611,026
5.00%, 7/1/26	800	964,296
5.00%, 7/1/27	2,000	2,403,600
5.00%, 7/1/29	300	356,760
5.00%, 7/1/30	1,595	1,887,651
New York Dormitory Authority, (Catholic Health System Obligated Group):
5.00%, 7/1/26	400	479,976
5.00%, 7/1/27	390	479,692
5.00%, 7/1/28	455	572,699
5.00%, 7/1/29	750	960,878
New York Dormitory Authority, (Montefiore Obligated Group):
5.00%, 8/1/24	1,300	1,473,134
5.00%, 9/1/27	1,400	1,729,714
5.00%, 9/1/28	1,500	1,892,235
5.00%, 8/1/29	1,910	2,395,732

Security	Principal Amount (000’s omitted)	Value
5.00%, 9/1/29	$1,400	$1,797,908
5.00%, 8/1/30	1,495	1,863,383
5.00%, 8/1/31	3,195	3,968,605
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 1.105%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(2)	1,000	1,006,120
Oklahoma Development Finance Authority, (OU Medicine):
5.00%, 8/15/23	1,250	1,359,787
5.00%, 8/15/24	720	810,302
5.00%, 8/15/25	400	463,888
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/24	200	227,372
5.00%, 10/1/25	225	263,927
5.00%, 10/1/26	150	180,780
5.00%, 10/1/27	125	154,400
5.00%, 10/1/28	150	189,309
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/25	1,195	1,332,652
5.00%, 4/1/28	1,395	1,643,101
5.00%, 4/1/29	1,000	1,192,940
5.00%, 4/1/30	1,000	1,184,420
5.25%, 4/1/54	3,000	3,393,090
Roane County Building Commission, WV, (Roane General Hospital), 2.55%, 11/1/21	2,250	2,253,127
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 0.63%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(2)	7,500	7,552,650
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	50	55,507

		$166,144,388

Housing — 2.7%
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/30	$3,635	$4,688,241
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:
4.00%, 7/1/23	150	160,047
4.00%, 7/1/24	175	191,825
4.00%, 7/1/25	300	336,684
4.00%, 7/1/26	320	366,512
4.00%, 7/1/27	250	291,333
4.00%, 7/1/28	200	236,444
4.00%, 7/1/29	270	323,160
4.00%, 7/1/30	280	335,650
4.00%, 7/1/31	290	345,851
Massachusetts Development Finance Agency, (UMass Boston Student Housing):
5.00%, 10/1/21	1,000	1,010,260
5.00%, 10/1/22	500	525,485
Massachusetts Housing Finance Agency, (Mill Road Apartments), 0.58%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(2)	2,625	2,625,000
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), Escrowed to Maturity, 5.00%, 4/1/22	835	863,557
New York City Housing Development Corp., NY, 2.10% to 10/1/29 (Put Date), 11/1/46	5,000	5,347,950

Security	Principal Amount (000’s omitted)	Value
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/26	$160	$189,318
5.00%, 7/1/27	385	465,939
5.00%, 7/1/28	240	296,136
5.00%, 7/1/29	535	671,035
5.00%, 7/1/30	225	280,109
5.00%, 7/1/31	410	508,002
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/23	20	21,648
5.00%, 7/1/24	180	201,604
5.00%, 7/1/25	850	981,087
5.00%, 7/1/26	600	711,222
5.00%, 7/1/27	375	454,800
5.00%, 7/1/28	315	389,624
5.00%, 7/1/29	300	368,157
5.00%, 7/1/30	350	426,664
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
4.00%, 6/1/22	230	236,879
5.00%, 6/1/23	390	420,966
5.00%, 6/1/24	440	491,225
5.00%, 6/1/25	980	1,127,225
5.00%, 6/1/26	1,090	1,287,628

		$27,177,267

Industrial Development Revenue — 7.6%
Appling County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/38	$1,500	$1,536,090
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 2.50% to 5/1/24 (Put Date), 7/1/31	1,625	1,722,825
Florida Development Finance Corp., (Waste Pro USA, Inc.):
(AMT), 3.00%, 6/1/32	3,900	4,120,272
(AMT), 5.00%, 5/1/29(1)	1,550	1,673,178
(AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(1)	1,000	1,039,010
George L. Smith II Georgia World Congress Center Authority, 2.375%, 1/1/31	1,000	1,071,270
Gilliam County, OR, (Waste Management, Inc.), (AMT), 2.40% to 5/2/22 (Put Date), 7/1/38	2,375	2,418,462
Iowa Finance Authority, (Iowa Fertilizer Co.), 3.125%, 12/1/22	2,000	2,041,880
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(1)	875	984,183
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29	1,000	1,075,730
Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 2.85% to 8/2/21 (Put Date), 8/1/27	3,000	3,006,630
Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 2/1/36(1)	1,500	1,558,515
New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	3,500	3,656,555
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,625,900
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	710	770,528

Security	Principal Amount (000’s omitted)	Value
New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/23	$3,000	$3,205,080
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	4,080	4,309,500
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	1,075	1,203,742
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 1.75% to 8/1/24 (Put Date), 8/1/38	5,000	5,195,500
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,500	1,635,030
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,520	1,612,416
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	2,000	2,287,100
Rockport, IN, (AEP Generating Co.):
Series 1995A, 1.35% to 9/1/22 (Put Date), 7/1/25	2,000	2,024,240
Series 1995B, 1.35% to 9/1/22 (Put Date), 7/1/25	2,250	2,277,270
Rockport, IN, (Indiana Michigan Power Co.), 3.05%, 6/1/25	1,600	1,756,240
St. John the Baptist Parish, LA, (Marathon Oil Corp.), 2.10% to 7/1/24 (Put Date), 6/1/37	10,250	10,615,925
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.30% to 9/1/27 (Put Date), 9/1/44	4,250	4,288,590
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(1)	2,086	2,270,494
West Virginia Economic Development Authority, (Appalachian Power Co.), 2.55% to 4/1/24 (Put Date), 3/1/40	4,000	4,215,640

		$76,197,795

Insured – Bond Bank — 0.0%(4)
Puerto Rico Municipal Finance Agency, (AGC), 5.25%, 8/1/22	$250	$262,203

		$262,203

Insured – Education — 0.6%
Missouri Southern State University:
(AGM), 5.00%, 10/1/24	$110	$124,297
(AGM), 5.00%, 10/1/25	125	145,489
(AGM), 5.00%, 10/1/27	205	247,298
(AGM), 5.00%, 10/1/28	200	245,710
(AGM), 5.00%, 10/1/31	290	358,257
(AGM), 5.00%, 10/1/32	155	190,985
Northern Illinois University:
(BAM), 5.00%, 4/1/23	120	129,602
(BAM), 5.00%, 4/1/24	500	560,240
(BAM), 5.00%, 4/1/25	400	462,756
(BAM), 5.00%, 4/1/26	650	773,532
(BAM), 5.00%, 4/1/27	530	645,259
(BAM), 5.00%, 4/1/28	625	775,581
(BAM), 5.00%, 4/1/29	700	881,482
Southern Illinois University, (NPFG), 0.00%, 4/1/26	200	182,304

		$5,722,792

Insured – Electric Utilities — 0.6%
Puerto Rico Electric Power Authority:
(AGM), 4.00%, 7/1/23	$305	$305,839
(NPFG), 5.25%, 7/1/21	450	450,000
(NPFG), 5.25%, 7/1/29	1,740	1,877,460
Series QQ, (NPFG), 5.00%, 7/1/22	100	101,554

Security	Principal Amount (000’s omitted)	Value
Series RR, (NPFG), 5.00%, 7/1/23	$170	$173,082
Series RR, (NPFG), 5.00%, 7/1/24	845	864,697
Series SS, (NPFG), 5.00%, 7/1/23	1,140	1,160,668
Texas Municipal Power Agency, (AGM), 3.00%, 9/1/28	1,000	1,098,360

		$6,031,660

Insured – General Obligations — 2.4%
Boston, MA, (NPFG), 0.125%, 3/1/22	$2,920	$2,920,059
Cambria County, PA, (AGM), 4.00%, 8/1/32	500	576,685
Chicago Board of Education, IL:
(AGM), 5.00%, 12/1/23	100	110,604
(NPFG), 0.00%, 12/1/21	1,125	1,122,626
(NPFG), 0.00%, 12/1/22	470	465,996
(NPFG), 0.00%, 12/1/23	2,245	2,204,792
(NPFG), 0.00%, 12/1/26	1,870	1,743,532
(NPFG), 5.25%, 12/1/21	570	581,035
Series 1998B, (NPFG), 0.00%, 12/1/24	365	353,535
Series 1999A, (NPFG), 0.00%, 12/1/24	260	251,833
Chicago, IL:
(AGM), 0.00%, 1/1/25	250	239,865
(NPFG), 0.00%, 1/1/23	175	172,023
Cicero, IL:
(BAM), 4.00%, 1/1/23	520	548,080
(BAM), 4.00%, 1/1/25	280	312,105
Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/29	500	581,685
Lake County Community Unit School District No. 187, IL, (AGM), 0.00%, 1/1/23	150	147,558
Matteson, IL, (AGM), 3.60%, 12/1/24	395	398,867
McCook, IL:
(AGM), 4.00%, 12/1/21	135	136,814
(AGM), 4.00%, 12/1/22	225	235,865
(AGM), 4.00%, 12/1/23	250	270,150
Paterson, NJ, (BAM), 5.00%, 1/15/26	485	514,566
Puerto Rico:
(AGC), 5.00%, 7/1/24	125	128,750
(AGM), 4.00%, 7/1/22	3,610	3,728,011
(NPFG), 5.25%, 7/1/22	135	137,448
(NPFG), 6.00%, 7/1/27	575	595,263
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/28	2,680	2,777,230
Stickney, IL:
(BAM), 4.00%, 12/1/22	200	208,874
(BAM), 4.00%, 12/1/23	350	376,982
Vauxmont Metropolitan District, CO:
(AGM), 5.00%, 12/1/22	495	526,299
(AGM), 5.00%, 12/1/25	540	637,826
(AGM), 5.00%, 12/1/28	630	801,329
Will County Community High School District No. 210, IL, (AGM), 0.00%, 1/1/25	130	124,081

		$23,930,368

Security	Principal Amount (000’s omitted)	Value
Insured – Hospital — 0.1%
Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/22	$720	$711,806

		$711,806

Insured – Other Revenue — 0.3%
Arborwood Community Development District, FL, (AGM), 2.60%, 5/1/24	$1,180	$1,243,354
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 5.00%, 3/1/30	1,500	1,946,220

		$3,189,574

Insured – Special Tax Revenue — 0.2%
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$845	$866,886
Puerto Rico Infrastructure Financing Authority:
(AMBAC), 0.00%, 7/1/43	520	188,848
(AMBAC), 5.50%, 7/1/24	410	438,175
(AMBAC), 5.50%, 7/1/25	460	496,037

		$1,989,946

Insured – Transportation — 0.7%
Alabama Port Authority, (AGM), (AMT), 5.00%, 10/1/23	$2,075	$2,282,209
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/22	3,000	3,227,910
Puerto Rico Highway and Transportation Authority:
(NPFG), 5.00%, 7/1/29	955	982,218
(NPFG), 5.25%, 7/1/23	365	382,976

		$6,875,313

Lease Revenue/Certificates of Participation — 0.7%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	$2,000	$2,339,400
New Jersey Economic Development Authority, (School Facilities Construction):
1.58%, (SIFMA + 1.55%), 9/1/27(2)	1,000	1,015,580
1.63%, (SIFMA + 1.60%), 3/1/28(2)	3,080	3,129,434

		$6,484,414

Other Revenue — 8.9%
Albany Parking Authority, NY:
5.00%, 7/15/21	$635	$636,029
5.00%, 7/15/22	705	736,908
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project):
5.00%, 5/1/23(1)	390	418,852
5.00%, 5/1/32(1)	3,000	3,543,600
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel):
5.00%, 1/1/23	500	526,430
5.00%, 1/1/24	600	652,230
5.00%, 1/1/25	500	559,100
Black Belt Energy Gas District, AL:
4.00% to 12/1/23 (Put Date), 12/1/48	1,000	1,080,590
0.962%, (67% of 1 mo. USD LIBOR + 0.90%), 12/1/23 (Put Date), 12/1/48(2)	20,000	20,168,600
0.40%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	15,000	14,973,150
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 0.38%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(2)	2,630	2,636,312
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	795	956,624

Security	Principal Amount (000’s omitted)	Value
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
0.809%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(2)	$2,500	$2,512,925
(Liq: Royal Bank of Canada), 0.60%, (SIFMA + 0.57%), 8/1/48(2)	3,000	3,012,450
(Liq: Royal Bank of Canada), 0.892%, (67% of 1 mo. USD LIBOR + 0.83%), 8/1/48(2)	16,000	16,127,040
Northern California Gas Authority No. 1, Gas Project Revenue, 0.855%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(2)	865	869,792
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/27	7,000	8,738,100
Southeast Alabama Gas Supply District, (Project No. 1), 0.68%, (SIFMA + 0.65%), 4/1/24 (Put Date), 4/1/49(2)	2,000	2,011,440
Southeast Alabama Gas Supply District, (Project No. 2), 0.912%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(2)	2,000	2,019,300
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 0.78%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(2)	2,945	2,966,292
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.161%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(2)	3,250	3,258,970

		$88,404,734

Senior Living/Life Care — 7.3%
Atlantic Beach, FL, (Fleet Landing), 3.25%, 11/15/24	$2,155	$2,158,836
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 5.00%, 5/15/28	300	345,849
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation):
5.00%, 7/15/22	225	234,563
5.00%, 7/15/23	375	404,048
5.00%, 7/15/24	300	336,561
5.00%, 7/15/25	250	282,685
Brookhaven Local Development Corp., NY, (Jefferson’s Ferry), 5.25%, 11/1/26	240	294,917
Bucks County Industrial Development Authority, PA, (Pennswood Village), 5.00%, 10/1/24	800	909,968
California Public Finance Authority, (Enso Village), Green Bonds, 2.125%, 11/15/27(1)	770	780,688
Centerville, OH, (Graceworks Lutheran Services):
5.00%, 11/1/21	315	318,030
5.00%, 11/1/22	430	445,975
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 2.75%, 11/15/25	1,000	1,005,830
Colorado Health Facilities Authority, (Christian Living Neighborhoods):
4.00%, 1/1/22	300	304,119
4.00%, 1/1/24	540	573,923
4.00%, 1/1/27	200	223,708
4.00%, 1/1/28	240	270,667
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/22	850	875,058
Florida Development Finance Corp. (The Glenridge on Palmer Ranch):
3.00%, 6/1/22(1)	115	116,970
3.00%, 6/1/23(1)	110	113,776
4.00%, 6/1/24(1)	105	112,985
4.00%, 6/1/25(1)	110	120,414
4.00%, 6/1/26(1)	110	122,042
5.00%, 6/1/31(1)	285	339,392
5.00%, 6/1/35(1)	225	265,556
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/21	250	253,455
5.00%, 12/1/22	250	261,473

Security	Principal Amount (000’s omitted)	Value
5.00%, 12/1/23	$355	$382,058
5.00%, 12/1/24	425	469,234
5.00%, 12/1/30	500	561,535
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 3.60%, 7/1/23	315	319,495
Hanover County Economic Development Authority, VA, (Covenant Woods), 3.625%, 7/1/28	585	619,345
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/22	415	431,326
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 0.73%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	725	725,268
Iowa Finance Authority, (Lifespace Communities, Inc.), 2.875%, 5/15/49	1,650	1,667,605
Kentwood Economic Development Corp., MI, (Holland Home Obligated Group):
4.00%, 11/15/31(5)	500	553,995
4.00%, 11/15/43(5)	1,070	1,155,108
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/22	920	952,310
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 4.00%, 11/15/23(1)	1,590	1,643,392
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
3.50%, 10/1/22(1)	500	520,345
4.00%, 10/1/25(1)	515	563,662
4.00%, 10/1/26(1)	1,000	1,092,870
4.00%, 10/1/27(1)	400	436,720
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/21	100	101,445
4.00%, 12/1/22	100	104,872
4.00%, 12/1/23	125	135,169
4.00%, 12/1/24	150	166,739
4.00%, 12/1/25	100	113,836
4.00%, 12/1/26	150	173,919
4.00%, 12/1/27	200	230,882
4.00%, 12/1/28	200	229,778
4.00%, 12/1/29	250	285,908
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.00%, 1/1/23	285	293,559
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	705	745,538
5.625%, 7/1/46(1)	425	452,821
5.75%, 7/1/54(1)	1,130	1,205,642
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
5.00%, 1/1/23	1,795	1,878,108
5.00%, 1/1/30	630	689,875
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
2.25%, 7/1/23	1,525	1,526,601
2.375%, 7/1/24	1,525	1,526,616
5.00%, 7/1/30	400	473,280
5.00%, 7/1/31	670	790,479
5.00%, 7/1/32	1,500	1,550,715
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 4.00%, 1/1/25	1,705	1,705,631

Security	Principal Amount (000’s omitted)	Value
North Carolina Medical Care Commission, (Galloway Ridge):
4.00%, 1/1/25	$250	$266,370
4.00%, 1/1/26	240	259,042
5.00%, 1/1/27	565	646,490
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/31	650	720,317
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/26	1,000	1,157,630
Polk County Industrial Development Authority, FL, (Carpenter’s Home Estates, Inc.), 5.00%, 1/1/29	400	459,032
Public Finance Authority, WI, (Penick Village), 4.00%, 9/1/29(1)	585	620,960
Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/23	210	225,800
Santa Fe, NM, (El Castillo Retirement Residences):
2.25%, 5/15/24	600	602,442
2.625%, 5/15/25	1,000	1,005,220
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/22	500	511,695
5.00%, 4/1/23	1,365	1,437,331
5.00%, 4/1/24	1,450	1,567,290
5.00%, 4/1/25	1,510	1,670,981
5.00%, 4/1/26	1,595	1,764,804
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman):
4.00%, 11/15/24	200	213,844
4.00%, 11/15/25	275	298,136
5.00%, 11/15/27	300	348,306
5.00%, 11/15/29	115	134,848
5.00%, 11/15/30	180	209,898
St. Johns County Industrial Development Authority, FL, (Vicar’s Landing):
4.00%, 12/15/22(5)	110	114,715
4.00%, 12/15/23(5)	110	117,559
4.00%, 12/15/24(5)	145	158,124
4.00%, 12/15/25(5)	180	199,640
4.00%, 12/15/26(5)	185	207,888
4.00%, 12/15/27(5)	215	244,393
4.00%, 12/15/28(5)	200	229,354
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group):
5.00%, 9/1/23	2,015	2,185,267
5.00%, 9/1/24	1,490	1,666,222
5.00%, 9/1/25	1,615	1,858,526
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.):
4.00%, 12/1/21	310	314,439
4.00%, 12/1/23	235	253,527
4.00%, 12/1/24	245	271,524
4.00%, 12/1/25	250	283,578
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	620	732,257
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 4.00%, 10/1/23(1)	340	340,207

Security	Principal Amount (000’s omitted)	Value
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/23	$230	$251,997
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	1,157,740
Washington County, MD, (Diakon Lutheran Social Ministries):
5.00%, 1/1/23	365	389,751
5.00%, 1/1/24	350	388,759
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/25(1)	1,165	1,332,539
Washington Housing Finance Commission, (Judson Park), 3.70%, 7/1/23(1)	200	203,352
Washington Housing Finance Commission, (Transforming Age):
2.375%, 1/1/26(1)	4,000	4,003,280
5.00%, 1/1/24(1)	180	194,877
5.00%, 1/1/25(1)	385	428,374
5.00%, 1/1/26(1)	400	456,172
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.20%, 7/1/21(1)	120	120,000
Wayzata, MN, (Folkestone Senior Living Community):
3.00%, 8/1/22	200	203,244
3.00%, 8/1/23	100	102,956
3.00%, 8/1/24	100	104,099
3.00%, 8/1/25	100	104,941
3.00%, 8/1/26	250	262,905
3.00%, 8/1/27	425	444,588
3.125%, 8/1/28	650	680,979
Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	100	103,515
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.):
4.00%, 9/15/22	200	208,752
4.00%, 9/15/24	365	393,116
Series 2015B, 4.00%, 9/15/23	100	104,314
Series 2018A, 4.00%, 9/15/23	250	269,715

		$73,154,790

Special Tax Revenue — 3.6%
Baltimore, MD, (Harbor Point):
2.65%, 6/1/22(1)	$200	$202,022
2.70%, 6/1/23(1)	285	290,882
2.80%, 6/1/25(1)	125	130,088
2.85%, 6/1/26(1)	135	141,831
2.95%, 6/1/27(1)	175	185,330
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion):
5.00%, 12/1/25	250	287,543
5.00%, 12/1/26	330	388,192
5.00%, 12/1/27	420	503,765
5.00%, 12/1/28	425	517,964
5.00%, 12/1/29	400	494,480
5.00%, 12/1/30	680	835,496
5.00%, 12/1/31	785	960,502
5.00%, 12/1/32	660	805,378
Illinois Sports Facilities Authority:
5.00%, 6/15/22	315	325,389
5.00%, 6/15/23	250	267,790

Security	Principal Amount (000’s omitted)	Value
Illinois, Sales Tax Revenue:
5.00%, 6/15/22	$945	$984,577
5.00%, 6/15/23	925	1,003,773
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 4.00%, 3/1/28	225	233,192
Sales Tax Securitization Corp., IL:
5.00%, 1/1/23	650	692,672
5.00%, 1/1/30	2,000	2,615,580
Series 2018C, 5.00%, 1/1/29	1,525	1,955,584
Series 2020A, 5.00%, 1/1/29	500	641,175
San Diego County Regional Transportation Commission, CA, Sales Tax Revenue, (SPA: JPMorgan Chase Bank, N.A.), 0.01%, 4/1/38(3)	20,000	20,000,000
Sparks, NV, (Legends at Sparks Marina), 2.50%, 6/15/24(1)	870	886,269
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	990	977,704

		$36,327,178

Student Loan — 1.7%
Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/22	$750	$797,340
Massachusetts Educational Financing Authority:
(AMT), 3.50%, 7/1/33	4,000	4,090,600
(AMT), 5.00%, 7/1/21	3,900	3,900,000
(AMT), 5.00%, 7/1/23	1,000	1,091,430
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/23	4,475	4,973,560
Rhode Island Student Loan Authority:
Series 2017, (AMT), 5.00%, 12/1/23	600	664,086
Series 2018, (AMT), 5.00%, 12/1/23	1,250	1,383,512

		$16,900,528

Transportation — 13.8%
Atlanta, GA, Airport Revenue, 5.00%, 7/1/26	$1,500	$1,827,795
Charlotte, NC, (Charlotte Douglas International Airport), (AMT), 5.00%, 7/1/28	1,400	1,781,570
Chicago, IL, (Midway International Airport), (AMT), (SPA: Barclays Bank PLC), 0.06%, 1/1/44(3)	10,000	10,000,000
Chicago, IL, (O’Hare International Airport):
5.00%, 1/1/30	5,000	6,567,250
5.00%, 1/1/31	5,440	7,102,954
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/24	5,000	5,748,350
Eagle County Air Terminal Corp., CO, (AMT), 4.00%, 5/1/26	1,000	1,114,480
Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	1,600	1,716,560
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/31	4,500	5,850,270
Houston, TX, Airport System Revenue:
(AMT), 5.00%, 7/1/29	1,700	2,195,907
(AMT), 5.00%, 7/1/30	1,250	1,640,825
Lee County, FL, Airport Revenue, (AMT), 5.00%, 10/1/29	16,000	20,694,400
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/24	1,000	1,019,250
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/23	1,480	1,600,901
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/34	5,000	5,649,850
New Jersey Transportation Trust Fund Authority:
0.00%, 12/15/24	200	193,084
5.00%, 6/15/23	1,000	1,090,260

Security	Principal Amount (000’s omitted)	Value
New Jersey Transportation Trust Fund Authority, (Transportation System):
5.00%, 12/15/23	$1,500	$1,671,450
5.00%, 12/15/24	2,000	2,310,200
Norfolk Airport Authority, VA, 5.00%, 7/1/29	500	652,070
North Texas Tollway Authority, 4.00%, 1/1/32	2,000	2,470,640
Pennsylvania Turnpike Commission:
0.63%, (SIFMA + 0.60%), 12/1/23(2)	1,000	1,008,290
1.01%, (SIFMA + 0.98%), 12/1/21(2)	1,850	1,850,537
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/28(5)	5,350	6,759,992
Port Authority of New York and New Jersey, (AMT), 3.00%, 10/1/28	5,000	5,678,000
Port of Oakland, CA, (AMT), 5.00%, 11/1/24	2,000	2,285,660
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (LOC: Barclays Bank PLC), 0.01%, 5/1/58(3)	20,000	20,000,000
South Carolina Transportation Infrastructure Bank, 0.512%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put Date), 10/1/31(2)	12,440	12,445,349
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/22	1,585	1,620,060
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/30	2,500	3,226,875

		$137,772,829

Water and Sewer — 2.5%
Denver City and County Board of Water Commissioners, CO, 5.00%, 12/15/28	$3,190	$4,166,651
Henrico County, VA, Water and Sewer System Revenue, 4.00%, 5/1/31	615	753,424
Metropolitan Water District of Southern California, 0.17%, (SIFMA + 0.14%), 5/21/24 (Put Date), 7/1/37(2)	4,875	4,876,121
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: State Street Bank and Trust Company), 0.02%, 6/15/45(6)	15,000	15,000,000

		$24,796,196

Total Tax-Exempt Municipal Obligations — 91.4% (identified cost $889,361,186)		$912,501,411

Taxable Municipal Obligations — 2.0%

Security	Principal Amount (000’s omitted)	Value
Education — 0.4%
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.43%, 6/1/27(1)	$3,340	$3,637,995

		$3,637,995

Escrowed/Prerefunded — 0.4%
South Jersey Transportation Authority, NJ, Escrowed to Maturity, 4.20%, 11/1/21	$725	$734,606
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 5.50%, 8/1/44	2,990	3,147,184

		$3,881,790

General Obligations — 0.3%
Chicago Board of Education, IL, 5.182%, 12/1/21(7)	$325	$330,567
Chicago, IL, 7.75%, 1/1/42	2,659	3,036,233

		$3,366,800

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.3%
Doylestown Hospital Authority, PA, (Doylestown Hospital):
3.263%, 7/1/21	$1,000	$1,000,000
3.489%, 7/1/22	815	819,849
Oklahoma Development Finance Authority, (OU Medicine), 5.45%, 8/15/28	1,250	1,400,150

		$3,219,999

Insured – Hospital — 0.0%(4)
Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.653%, 7/1/22	$375	$386,179

		$386,179

Special Tax Revenue — 0.6%
New York Dormitory Authority, Personal Income Tax Revenue, 1.187%, 3/15/26	$5,210	$5,219,482
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	330	339,366

		$5,558,848

Total Taxable Municipal Obligations — 2.0% (identified cost $19,218,132)		$20,051,611

Total Investments — 94.5% (identified cost $918,356,852)		$943,500,477

Other Assets, Less Liabilities — 5.5%		$54,962,278

Net Assets — 100.0%		$998,462,755

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2021, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Illinois	10.6%
Others, representing less than 10% individually	83.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2021, 5.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.1% to 2.5% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $63,378,528 or 6.3% of the Fund’s net assets.

(2)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2021.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2021.

(4)	Amount is less than 0.05%.

(5)	When-issued/delayed delivery security.

(6)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2021.

(7)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at June 30, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$8,311,498	$—	$8,311,498
Tax-Exempt Mortgage-Backed Securities	—	2,635,957	—	2,635,957
Tax-Exempt Municipal Obligations	—	912,501,411	—	912,501,411
Taxable Municipal Obligations	—	20,051,611	—	20,051,611
Total Investments	$—	$943,500,477	$—	$943,500,477

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.